CORRECTION OF IMMATERIAL ERRORS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Correction of Immaterial Errors [Abstract]
CORRECTION OF IMMATERIAL ERRORS [Text Block]

12. CORRECTION OF IMMATERIAL ERRORS

As disclosed in the Company's Form 10-K filed on April 15, 2026, and Form 10-K/A filed on July 21, 2026, certain revisions, noted below, were necessary to the previously filed financial statements for the three and six months ended June 30, 2025.

The Company identified the following errors affecting the previously filed financial statements:

(i) an under-recognition of research and development expenses of $255,479 during the three months ended March 31, 2025, that was instead recorded in the three and six months ended June 30, 2025;

(ii) an under-accrual of business development expenses, related to hourly billings for services between May and June 2025, where insufficient accruals for those services were provided based on information available at the time of reporting for those periods.

The Company determined business development expenses of $376,125 and $376,125, respectively, should have been recorded as selling, administrative and general expenses in the unaudited condensed consolidated interim statements of operations for the three and six months ended June 30, 2025, and research and development expenses in the unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025 was overstated by $255,479.

A tabular presentation of each affected prior interim period, for each line item impacted, showing the amount as previously reported, the amount of correction, and the amount as corrected, is as follows:

Unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Selling, administrative and general(*)	1,614,680	376,125	1,990,805
Research and development expenses	441,992	(255,479)	186,513
Operating loss	2,056,672	120,646	2,177,318
Net loss	1,813,781	120,646	1,934,427
Loss per share	0.09	-	0.09

(*) Conformed to current presentation (Note 3)

Unaudited condensed consolidated interim statement of operations for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Selling, administrative and general(*)	3,238,754	376,125	3,614,879
Operating loss	3,680,746	376,125	4,056,871
Net loss	4,211,409	376,125	4,587,534
Loss per share	0.21	0.02	0.23

(*) Conformed to current presentation (Note 3)

Unaudited condensed consolidated interim balance sheet as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accounts payable and accrued liabilities	661,401	376,125	1,037,526
Total current liabilities	16,879,073	376,125	17,255,198
Total liabilities	16,988,849	376,125	17,364,974
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated interim statement of cash flows for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(4,211,409)	(376,125)	(4,587,534)
Changes in non-cash working capital: Accounts payable and accrued liabilities	(70,355)	376,125	305,770
Net cash used in operating activities	(3,488,588)	-	(3,488,588)

Unaudited condensed consolidated interim statement of changes in stockholders' equity (deficit) for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

For the three and six months ended June 30, 2025, the corrected net loss is $1,934,427 and $4,587,534, respectively, or $0.09 per share, and $0.23 per share, respectively.

The Company evaluated the corrections and has determined their impacts were immaterial, individually and in aggregate, to the previously issued unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2025.

12. CORRECTION OF IMMATERIAL ERRORS

During the preparation of the Company's consolidated financial statements for the year ended December 31, 2025, the Company identified certain immaterial errors in the previously issued unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2025; and for the three and nine months ended September 30, 2025.

The Company identified three errors affecting the previously issued unaudited condensed consolidated interim financial statements:

(i) an under-accrual of business development expenses, related to hourly billings for services between May and September 2025, where insufficient accruals for those services were provided based on information available at the time of reporting for those periods;

(ii) an over-recognition of consulting fees of $100,000 in the three and nine months ended September 30, 2025, for services related to October 2025 and later; and,

(iii) an under-recognition of research and development expenses of $255,479 during the three months ended March 31, 2025, that was instead recorded in the three and six months ended June 30, 2026.

The Company determined business development expenses of $376,125 and $376,125, respectively, should have been recorded in the unaudited condensed consolidated interim statements of operations for the three and six months ended June 30, 2025; and business development expenses of $472,500 and $848,625, respectively, should have been recorded in the unaudited condensed consolidated interim statements of operations for the three and nine months ended September 30, 2025.

A corresponding accounts payable and accrued liabilities of $376,125 and $848,625, should have been recorded in the condensed consolidated interim balance sheet as of June 30, 2025, and September 30, 2025, respectively.

As of the three and six months ended June 30, 2025, and three and nine months ended September 30, 2025, the Company received services from a consultant for business development services, however provided insufficient accruals for those services based on information available at the time of reporting for those periods.

The Company also determined consulting fees of $100,000, and $100,000 respectively, were overstated in the unaudited condensed consolidated interim statement of operations for the three and nine months ended September 30, 2025.

A corresponding prepaid expenses of $100,000, should have been recorded in the condensed consolidated interim balance sheet as of September 30, 2025.

The Company also determined research and development expenses of $255,479 was understated in the unaudited condensed consolidated interim statement of operations for the three months ended March 31, 2025. Correspondingly, the research and development expenses in the unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025 was overstated by $255,479.

A tabular presentation of each affected prior interim period, for each line item impacted, showing the amount as previously reported, the amount of correction, and the amount as corrected, is as follows:

Unaudited condensed consolidated interim statement of operations for the three months ended March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Research and development expenses	-	255,479	255,479
Total operating expenses	1,624,074	255,479	1,879,553
Net loss	2,397,628	255,479	2,653,107
Loss per share	0.12	0.01	0.13

Unaudited condensed consolidated balance sheet as of March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Accounts payable and accrued liabilities	465,889	255,479	721,368
Total current liabilities	16,797,701	255,479	17,053,180
Total liabilities	16,934,303	255,479	17,189,782
Accumulated deficit	(19,284,443)	(255,479)	(19,539,922)
Total stockholders' equity (deficit)	(4,292,691)	(255,479)	(4,548,170)

Unaudited condensed consolidated statement of cash flows as of March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(2,397,628)	(255,479)	(2,653,107)
Changes in non-cash working capital: Accounts payable and accrued liabilities	(265,867)	255,479	(10,388)
Net cash used in operating activities	(1,669,732)	-	(1,669,732)

Unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) as of March 31, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(19,284,443)	(255,479)	(19,539,922)
Total stockholders' equity (deficit)	(4,292,691)	(255,479)	(4,548,170)

Unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	206,000	376,125	582,125
Research and development expenses	441,992	(255,479)	186,513
Total operating expenses	2,056,672	120,646	2,177,318

Line item	As previously reported	Adjustment	As corrected
Net loss	1,813,781	120,646	1,934,427
Loss per share	0.09	-	0.09

Unaudited condensed consolidated interim statement of operations for the six months ended June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	386,000	376,125	762,125
Total operating expenses	3,680,746	376,125	4,056,871
Net loss	4,211,409	376,125	4,587,534
Loss per share	0.21	0.02	0.23

Unaudited condensed consolidated balance sheet as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accounts payable and accrued liabilities	661,401	376,125	1,037,526
Total current liabilities	16,879,073	376,125	17,255,198
Total liabilities	16,988,849	376,125	17,364,974
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated statement of cash flows as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(4,211,409)	(376,125)	(4,587,534)
Changes in non-cash working capital: Accounts payable and accrued liabilities	(70,355)	376,125	305,770
Net cash used in operating activities	(3,488,588)	-	(3,488,588)

Unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) as of June 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(21,098,224)	(376,125)	(21,474,349)
Total stockholders' equity (deficit)	(3,565,520)	(376,125)	(3,941,645)

Unaudited condensed consolidated interim statement of operations for the three months ended September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	194,736	472,500	667,236
Consulting fees	423,490	(100,000)	323,490
Total operating expenses	1,980,953	372,500	2,353,453
Net loss	2,049,910	372,500	2,422,410
Loss per share	0.09	0.03	0.12

Unaudited condensed consolidated interim statement of operations for the nine months ended September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Business development expenses	580,736	848,625	1,429,361
Consulting fees	1,189,450	(100,000)	1,089,450
Total operating expenses	5,661,699	748,625	6,410,324
Net loss	6,261,319	748,625	7,009,944
Loss per share	0.30	0.04	0.34

Unaudited condensed consolidated balance sheet as of September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Prepaid expenses	294,287	100,000	394,287
Total current assets	4,451,683	100,000	4,551,683
Total assets	12,235,764	100,000	12,335,764
Accounts payable and accrued liabilities	1,098,683	848,625	1,947,308
Total current liabilities	17,642,168	848,625	18,490,793
Total liabilities	17,731,059	848,625	18,579,684

Accumulated deficit	(23,148,134)	(748,625)	(23,896,759)
Total stockholders' equity (deficit)	(5,495,295)	(748,625)	(6,243,920)

Unaudited condensed consolidated statement of cash flows as of September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Net loss for the year	(6,261,319)	(748,625)	(7,009,944)
Changes in non-cash working capital: Prepaid expenses	(159,715)	(100,000)	(259,715)
Accounts payable and accrued liabilities	366,927	848,625	1,215,552
Net cash used in operating activities	(4,992,573)	-	(4,992,573)

Unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) as of September 30, 2025

Line item	As previously reported	Adjustment	As corrected
Accumulated deficit	(23,148,134)	(748,625)	(23,896,759)
Total stockholders' equity (deficit)	(5,495,295)	(748,625)	(6,243,920)

For the three months ended March 31, 2025, the corrected net loss is $2,653,107, or $0.13 per share.

For the three and six months ended June 30, 2025, the corrected net loss is $1,934,427 and $4,587,534, respectively, or $0.09 per share, and $0.23 per share, respectively.

For the three and nine months ended September 30, 2025, the corrected net loss is $2,422,410 and $7,009,944, respectively, or $0.12 per share, and $0.34 per share, respectively.

The Company evaluated the corrections and has determined their impacts were immaterial, individually and in aggregate, to the previously issued unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2025; and the previously issued unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2025.